UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-09841
                                                 ----------------

                             UBS Willow Fund L.L.C.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        -----------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006





                                    CONTENTS





Statement of Assets, Liabilities and Members' Capital .....................    1

Statement of Operations ...................................................    2

Statements of Changes in Members' Capital .................................    3

Statement of Cash Flows ...................................................    4

Notes to Financial Statements .............................................    5

Schedule of Portfolio Investments .........................................   13

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  JUNE 30, 2006

------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $331,338,551)                            $385,189,058
Cash and cash equivalents                                                             5,987,990
Due from broker                                                                      22,000,244
Receivables:
  Investments sold, not settled                                                      50,938,026
  Interest                                                                            2,775,049
  Dividend                                                                            1,293,004
Other assets                                                                              5,642
------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                        468,189,013
------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $15,615,758)         16,153,750
Unrealized loss on credit swaps                                                       1,282,354
Payables:
  Investments purchased, not settled                                                 27,717,994
  Due to broker                                                                         582,595
  Interest due on securities sold, not yet purchased                                    504,708
  UBSFA Fee                                                                             436,962
  Interest on credit swaps                                                              201,794
  Professional fees                                                                     196,584
  Administration fee                                                                    140,263
  Other                                                                                 147,970
------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                    47,364,974
------------------------------------------------------------------------------------------------

NET ASSETS                                                                         $420,824,039
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                          $368,793,879
Accumulated net unrealized appreciation on investments and credit swaps              52,030,160
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                   $420,824,039
------------------------------------------------------------------------------------------------

                                                                               1

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                          $10,514,313
Dividends                                                                           1,319,412
----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                            11,833,725
----------------------------------------------------------------------------------------------

EXPENSES

UBSFA Fee                                                                           2,270,486
Interest on credit swaps                                                              901,114
Interest                                                                              628,082
Administration fee                                                                    193,958
Professional fees                                                                     191,648
Other                                                                                  67,624
----------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                      4,252,912
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                               7,580,813
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS)
              FROM INVESTMENTS AND CREDIT SWAPS

Net realized gain from investments and credit swaps                                44,637,327
Change in net unrealized appreciation/depreciation
              from investments and credit swaps                                    19,307,018
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND CREDIT SWAPS                 63,944,345
----------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                          $71,525,158
----------------------------------------------------------------------------------------------

                                                                               2

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                         PERIOD FROM JANUARY 1, 2006 (UNAUDITED)
                                                    AND YEAR ENDED DECEMBER 2005
--------------------------------------------------------------------------------


                                                              MANAGER                   MEMBERS                  TOTAL
--------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                         $ 8,985,830              $312,317,562            $321,303,392

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                          99,133                12,176,112              12,275,245
  Net realized gain from investments and credit swaps           215,831                26,553,845              26,769,676
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                      (37,803)               (4,244,503)             (4,282,306)
Incentive allocation                                          6,936,901                (6,936,901)                     --
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              7,214,062                27,548,553              34,762,615
--------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                               --                21,683,891              21,683,891
  Members' withdrawals                                       (6,794,206)              (48,613,030)            (55,407,236)
  Syndication costs                                                (235)                  (28,987)                (29,222)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                   (6,794,441)              (26,958,126)            (33,752,567)
--------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                       $ 9,405,451              $312,907,989            $322,313,440
--------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income                                          60,596                 7,520,217               7,580,813
  Net realized gain from investments and credit swaps           396,120                44,241,207              44,637,327
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                      177,537                19,129,481              19,307,018
Incentive allocation                                            346,975                  (346,975)                      -
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                981,228                70,543,930              71,525,158
--------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                               --                33,805,663              33,805,663
  Members' withdrawals                                       (6,817,642)                       --              (6,817,642)
  Syndication costs                                                 (23)                   (2,557)                 (2,580)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                   (6,817,665)               33,803,106              26,985,441
--------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                           $ 3,569,014              $417,255,025           $ 420,824,039
--------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  3

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                       $    71,525,158
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
  Purchases of investments and cost to cover short sales                                        (6,707,176,624)
  Proceeds from disposition of investments and proceeds received from short sales                6,781,713,313
  Net realized gain from investments                                                               (44,637,327)
  Changes in assets and liabilities:
  Accretion of Bond Discount and Amortization of Bond Premium                                        1,494,886
  Change in net unrealized appreciation/depreciation from investments                              (19,307,018)
    (Increase) decrease in assets:
       Due from brokers                                                                             (5,840,526)
       Dividend                                                                                     (1,293,004)
       Interest                                                                                       (278,215)
       Investments sold, not settled                                                               (48,510,642)
       Other assets                                                                                  1,174,668
    Increase (decrease) in payables:
      Investments purchased, not settled                                                            (7,270,112)
      UBSFA Fee                                                                                         68,840
      Interest due on securities sold, not yet purchased                                               180,560
      Due to broker                                                                                    582,595
      Interest on credit swaps                                                                          (6,653)
      Professional fees                                                                                 24,250
      Administration fee                                                                                74,695
      Other                                                                                             99,481
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                           22,618,325

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                33,805,663
Members' withdrawals                                                                               (47,567,220)
Manager withdrawals                                                                                 (6,817,642)
Syndication costs                                                                                       (2,580)
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                              (20,581,779)

Net increase in cash and cash equivalents                                                            2,036,546
Cash and cash equivalents--beginning of period                                                       3,951,444
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                       $     5,987,990
--------------------------------------------------------------------------------------------------------------

Supplemental Cash flows disclosure:
        Interest paid                                                                          $       907,767
--------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  4

                                                         UBS WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

   1.    ORGANIZATION

         UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. The Fund commenced operations on May 8, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities and credit swaps for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such instruments.

         If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. At June 30, 2006, no such securities were valued at fair value.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in the value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  REPURCHASE AGREEMENTS

         From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3.    RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "UBSFA Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

   3.    RELATED PARTY TRANSACTIONS (CONTINUED)

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2006 to June 30, 2006, UBS FSI and its affiliates did not execute portfolio transactions on the behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Member Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2006 to June 30, 2006 and year ended December 31, 2005 was $346,975 and $6,936,901, respectively, and was defined as net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2006 and year ended December 31, 2005, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $14,910, which is included in miscellaneous expense.

   4.    ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

   4.    ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

         reimburses certain out of pocket expenses incurred by PFPC Inc.

   5.    SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) for the period from January 1, 2006 to June 30, 2006 amounted to $6,707,176,624 and $6,781,713,313, respectively. Included in these amounts are proceeds from securities sold, not yet purchased amounting to $4,165,000, and purchases and sales relating to repurchase agreements of $6,473,649,000 and $6,496,279,000, respectively.

         At June 30, 2006, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $52,030,160 consisting of $67,940,990 gross unrealized appreciation and $15,910,830 gross unrealized depreciation.

   6.    SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. For the period from January 1, 2006 to June 30, 2006, the Fund had no borrowings. As of June 30, 2006, the fund has no outstanding borrowings.

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Goldman Sachs Group, Inc.) is primarily

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         For the period from January 1, 2006 to June 30, 2006, the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

         The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

         The amortized amounts along with the accrued expense related to periodic payments are reflected as interest on credit swaps in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $22,000,244, included in due from broker on the Statement of Assets, Liabilities and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements. At June 30, 2006, the cash and cash equivalents balance in the statement of assets, liabilities and members' capital includes cash held at two clearing brokers. Cash at the clearing brokers that is related to collateral on the credit default swaps is restricted until the contracts expire.

         Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) from investments and credit swaps.

         During the period from January 1, 2006 to June 30, 2006, the Fund did not trade any forward or futures contracts or engage in option transactions.

   8.    INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

   8.    INDEMNIFICATION(CONTINUED)

         event is remote.

   9.    FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                 PERIOD FROM
                                 JANUARY 1,                                 YEARS ENDED DECEMBER 31,
                                2006 TO JUNE
                                  30, 2006             2005           2004           2003           2002            2001
                                 (UNAUDITED)           ----           ----           ----           ----            ----
                                -------------
         Ratio of net
         investment income to
         average net assets*****    4.05%*              3.64%          3.56%          3.34%          1.33%         7.32%****
         Ratio of total
         expenses to average
         net assets before
         incentive*****             2.27%*              2.79%          2.79%          3.44%          2.87%           3.17%
         Ratio of total
         expenses to average
         net assets after
         incentive******            2.46%*              4.84%          4.81%          8.30%          3.22%           5.06%
         Portfolio turnover rate    79.34%             83.81%         81.00%         69.13%        121.89%         104.34%
         Total return pre
         incentive allocation **    21.85%             10.55%         10.45%         34.03%        (4.70)%          14.90%
         Total return post
         incentive allocation***    17.48%              8.44%          8.36%         27.22%        (4.70)%          11.92%
         Net asset value at end
         of period               $420,824,039       $322,313,440   $321,303,392   $332,046,577   $247,759,198    $213,080,175

         *        Annualized
         **       Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the
                  Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         ***      Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the
                  Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
         ****     As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and
                  Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 4.62% to 7.32%.
         *****    The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.
         ******   Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members' due to incentive allocation, if applicable, and timing of capital transactions.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            JUNE 30, 2006

          PAR                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (91.53%)
                    ----------------------------------
                    CORPORATE BONDS (31.94%)
                    ------------------------
                    APPLIANCES (3.25%)
       17,500,000   Fedders North America, 9.875%, 03/01/14 (Callable 03/01/09 @ 104.94)              $        13,679,173
                                                                                                      ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (7.26%)
        7,000,000   Dura Operating Corp., 8.625%, 04/15/12                                                      5,961,669
       26,668,000   Holley Performance Prods., Inc., Sr. Notes,  12.50%, 09/15/09                              24,601,230
                                                                                                      ---------------------
                                                                                                               30,562,899
                                                                                                      ---------------------
                    CONTAINERS - PAPER/PLASTIC (4.93%)
       30,500,000   Huntsman Packaging Corp., 13.00%, 06/01/10 (Callable 08/24/06 @ 104.33)                    13,420,000
       12,000,000   Pliant Corp., 13.00%, 06/01/10 (Callable 08/24/06 @ 104.33)                                 5,280,000
        3,000,000   Tekni-Plex, Inc., 12.75%, 06/15/10 (Callable 06/15/07 @102.125)                             2,040,000
                                                                                                      ---------------------
                                                                                                               20,740,000
                                                                                                      ---------------------
                    ELECTRIC - INTEGRATED (1.41%)
       50,000,000   Northwestern Corp., 7.875%, 03/15/07 (a), (b)                                               4,916,650
       10,000,000   Northwestern Corp., 8.75%, 03/15/12 (a), (b)                                                1,000,000
                                                                                                      ---------------------
                                                                                                                5,916,650
                                                                                                      ---------------------
                    ENGINES - INTERNAL COMBUSTION (2.80%)
       16,000,000   Cummins, Inc., 5.65%, 03/01/98                                                             11,800,000
                                                                                                      ---------------------
                    FINANCE - CONSUMER LOANS (6.79%)
       27,500,000   General Motors Acceptance Corp., 0.00%, 12/01/12 (Callable 09/01/06 @ 84.36) (b)           15,778,125
       26,900,000   General Motors Acceptance Corp., 0.00%, 06/15/15 (Callable 09/15/06 @ 79.28) (b)           12,777,500
                                                                                                      ---------------------
                                                                                                               28,555,625
                                                                                                      ---------------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        3,000,000   Loewen Group Intl., Inc., 7.20%, 01/08/02 (b)                                                      --
        2,000,000   Loewen Group Intl., Inc., 7.50%, 06/01/03 (b)                                                      --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (2.80%)
       19,000,000   Calpine Canada Ener Fin, 8.50%, 05/01/08 (a), (b)                                          11,803,750
                                                                                                      ---------------------
                    OIL & GAS DRILLING (0.00%)
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (a)                                             --
                                                                                                      ---------------------
                    STEEL - PRODUCERS (0.00%)
       18,132,000   WCI Steel, Inc., 10.00%,  (b)                                                                      --
                                                                                                      ---------------------
                    TELECOM SERVICES (0.09%)
          379,845   Pacific Crossing Ltd., 7.00%, 12/31/10                                                        379,845
                                                                                                      ---------------------
                    TELEPHONE - INTEGRATED (2.61%)
       17,000,000   Primus Telecomm Group 144a, 8.00%, 01/15/14                                                10,979,161
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.  13

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            JUNE 30, 2006

          PAR                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (CONTINUED)
                    ---------------------------
                    TOTAL CORPORATE BONDS (Cost $122,701,227)                                            $    134,417,103
                                                                                                      ---------------------
                    FLOATING RATE NOTE (1.18%)
                    --------------------------
                    TRAVEL SERVICES (1.18%)
        5,000,000   Worldspan Lp/Ws Fin Corp., 11.42%, 02/15/11                                                 4,950,000
                                                                                                      ---------------------
                    TOTAL FLOATING RATE NOTE (Cost $4,830,766)                                                  4,950,000
                                                                                                      ---------------------
                    BANK LOANS (11.63%)
                    -------------------
       15,119,709   Galey & Lord Term Loan Facility, 0.00%, 07/31/09                                              755,985
           12,544   Machgen Letter Of Credit Secondary Working Cap., 0.00%, 07/12/15 (Unfunded)                        --
          678,208   Machgen Traunch A Priority Working Cap. Letter of Credit, 0.00%, 07/12/15
                    (Unfunded)                                                                                         --
          109,079   Machgen Traunch A Non Pro Rata Construction, 0.00%, 07/12/15                                  143,984
          810,396   Machgen Traunch A Priority Working Cap. Letter of Credit, 0.00%, 07/12/15                   1,069,723
           93,216   Machgen Term A Working Cap., 0.00%, 07/12/15 (Unfunded)                                            --
        3,272,970   Machgen Term Loan Traunch A Construction, 0.00%, 07/12/15                                   4,320,321
          532,798   Machgen Term Loan Traunch A Novad, 0.00%, 07/12/15                                            703,293
          134,906   Machgen Term Loan Traunch B 23% Hedge Breaking, 0.00%, 07/12/15                               178,075
        2,218,594   Machgen Term Loan Traunch B 23% Priority, 0.00%, 07/12/15                                   2,928,545
        2,545,917   Machgen Term Loan Traunch B 50% Rollup, 0.00%, 07/12/15                                     3,360,611
          149,649   Machgen Term Loan Traunch B 50% Rollup Hedge Breaking, 0.00%, 07/12/15                        197,537
        1,419,064   Machgen Term Loan Traunch B Residual, 0.00%, 07/12/15                                       1,873,164
           81,176   Machgen Term Loan Traunch B Residual Hedge, 0.00%, 07/12/15                                   107,153
          155,172   Machgen Traunch A Working Cap. Construction, 0.00%, 07/12/15                                  204,827
       53,127,619   Musicland Holding Corp Secured Trade Claim, 0.00%, 03/31/16                                17,532,114
        3,325,627   Orius Corp. Term A, 0.00%, 01/23/09                                                           577,828
        3,662,737   Orius Corp. Term B-1, 0.00%, 01/23/10                                                         636,401
       12,028,197   Pasminco Bilateral Facilities Claim, 0.00%, 05/31/15                                        1,563,666
        1,600,000   Pasminco Syndicated Loan Facility Claim, 0.00%, 05/31/15                                      208,000
       10,000,000   Pasminco Finance Original Claim USD Loan, 0.00%, 02/02/35                                   1,300,000
        5,937,349   Pasminco Pirie Silver Ltd. Claim, 0.00%, 05/31/15                                             771,855
        4,024,063   Pasminco Transferable Loan Facility Claim, 0.00%, 05/31/15                                    523,128
        4,469,904   Teco/Panda Term Loan A,  4.00%, 12/29/35                                                    5,095,691
        4,304,352   Teco/Panda Term Loan B,  9.00%, 06/12/06                                                    4,906,961
        1,389,917   Teco/Panda Letter Of Credit, 0.00%, 06/12/06 (Unfunded)                                            --
          208,488   Teco/Panda Revolving Credit, 0.00%, 06/12/06 (Unfunded)                                            --
                                                                                                      ---------------------
                    TOTAL BANK LOANS (Cost $46,508,515)                                                        48,958,862
                                                                                                      ---------------------
                    LIQUIDATING BONDS (7.57%)
                    -------------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (0.03%)
        1,200,000   Oxford Automotive Inc., 12.00%, 10/15/10 (a), (b), *                                            7,500
       19,276,174   Oxford Automotive Inc., 12.00%, 10/15/07 (a), (b), *                                          120,476
                                                                                                      ---------------------
                                                                                                                  127,976
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.  14

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            JUNE 30, 2006

          PAR                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    LIQUIDATING BONDS (CONTINUED)
                    -----------------------------
                    COSMETICS & TOILETRIES (0.43%)
       97,936,903   American Tissue, Inc., Series B, 12.50%, 07/15/06 (a)                             $         1,811,832
                                                                                                      ---------------------
                    ELECTRIC - INTEGRATED (5.25%)
       39,950,000   TXU Corp., 7.425%, 10/15/17 (a)                                                            14,382,000
       12,800,000   TXU Corp., 7.55%, 10/15/27 (a)                                                              4,608,000
       25,018,000   TXU Eastern Funding Co., 6.45%, 05/15/05 *, (a)                                             1,250,900
       37,250,000   TXU Eastern Funding Co., 6.75%, 05/15/09 *, (a)                                             1,862,500
                                                                                                      ---------------------
                                                                                                               22,103,400
                                                                                                      ---------------------
                    HOME (BUILDER) (0.44%)
       26,200,000   Oakwood Homes Corp., 8.125%, 03/01/09 (a), (b)                                              1,834,000
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (0.07%)
       24,580,000   NRG Energy, Inc., 7.50%, 06/15/07 (a)                                                          36,870
      165,420,000   NRG Energy, Inc., 8.625%, 04/01/31 (a)                                                        248,130
                                                                                                      ---------------------
                                                                                                                  285,000
                                                                                                      ---------------------
                    SATELLITE TELECOMMUNICATIONS (1.35%)
        6,571,000   ICG Services Inc., 10.00%, 02/15/08 (a), (b)                                                       --
        3,333,000   ICG Services Inc., 9.875%, 05/01/08 (a), (b)                                                       --
        4,850,000   Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (a), (b)                                   1,394,375
        5,300,000   Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 (a), (b)                                    1,528,165
        4,500,000   Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 (a), (b)                                    1,297,499
        5,100,000   Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (a), (b)                                    1,470,498
                                                                                                      ---------------------
                                                                                                                5,690,537
                                                                                                      ---------------------
                    TOTAL LIQUIDATING BONDS (Cost $18,565,783)                                                 31,852,745
                                                                                                      ---------------------
                    PROMISSORY NOTES (0.05%)
                    ------------------------
        2,501,418   Guilford Mills Altamira Trust Promissory Note, 10.00%, 12/31/08 **                            212,620
                                                                                                      ---------------------
                    TOTAL PROMISSORY NOTES (Cost $1,475,001)                                                      212,620
                                                                                                      ---------------------
                    REPURCHASE AGREEMENTS (16.15%)
                    ------------------------------
       67,950,000   PNC Financial Services Corp., 5.00% Dated 06/30/06, 07/03/06, Repurchase
                    Price $67,978,313 collateralized by $72,680,000 FNMA Notes 5.00% Due
                    04/26/17 (Market Value $67,978,313)                                                        67,950,000
                                                                                                      ---------------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $67,950,000)                                             67,950,000
                                                                                                      ---------------------


      SHARES
-------------------
                    COMMON STOCK (17.93%)
                    ---------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (3.47%)
        3,411,889   Wagon p.l.c.                                                                               14,624,380
                                                                                                      ---------------------
                    BUILDING MAINTENANCE & SERVICE (2.14%)
          515,456   Integrated Electrical Services, Inc.                                                        9,005,023
                                                                                                      ---------------------
                    CABLE TELEVISION (2.15%)
          972,543   Knology, Inc. (b)                                                                           9,044,652
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.  15

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            JUNE 30, 2006

          PAR                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    DISTRIBUTION/WHOLESALE (2.75%)
          323,765   Core-Mark Holding Co., Inc.                                                       $        11,590,770
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.54%)
        1,919,039   ZiLOG, Inc. (b)                                                                             6,486,352
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
              923   Machgen                                                                                            --
                                                                                                      ---------------------
                    LIFE/HEALTH INSURANCE (0.07%)
          296,701   Antelope (Acterna)                                                                            296,701
                                                                                                      ---------------------
                    OIL - FIELD SERVICES (3.00%)
        4,070,417   Northern Offshore Ltd.                                                                     12,618,293
                                                                                                      ---------------------
                    REAL ESTATE (0.00%)
            2,967   Enigen Realty                                                                                   1,483
                                                                                                      ---------------------
                    STEEL - PRODUCERS (0.33%)
           34,560   Citation Corp. (b)                                                                             69,120
           47,002   WCI Steel Acquisition, Inc.                                                                 1,316,056
                                                                                                      ---------------------
                                                                                                                1,385,176
                                                                                                      ---------------------
                    TELECOM SERVICES (0.78%)
          767,980   Orius Corp. (b)                                                                                    --
          151,938   Pacific Crossing Ltd.                                                                       3,270,146
                                                                                                      ---------------------
                                                                                                                3,270,146
                                                                                                      ---------------------
                    TEXTILE - APPAREL (0.00%)
        1,013,596   Galey & Lord                                                                                       --
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT (1.70%)
          431,001   USA Mobility, Inc.                                                                          7,154,622
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $57,557,778)                                                      75,477,598
                                                                                                      ---------------------
                    PREFERRED STOCKS (5.08%)
                    ------------------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
            3,683   Machgen                                                                                            --
           87,742   Teco/Panda Class A                                                                                 --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    REAL ESTATE (0.14%)
            3,857   ZiLOG Mod III, Inc., Series A & B (b)                                                         578,550
                                                                                                      ---------------------
                    STEEL - PRODUCERS (4.94%)
          593,628   WCI Steel, Inc.                                                                            19,945,900
            2,728   Citation Corp.                                                                                845,680
                                                                                                      ---------------------
                                                                                                               20,791,580
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.  13

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            JUNE 30, 2006

         SHARES                                                                                           MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    TOTAL PREFERRED STOCKS (Cost $11,749,481)                                          $       21,370,130
                                                                                                      ---------------------
                    WARRANTS (0.00%)
                    ----------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.00%)
          277,487   Khpp Holdings, Inc.                                                                                --
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $0.00)                                                                        --
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $331,338,551)                                             385,189,058
                                                                                                      ---------------------


       PAR
-------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((3.84)%)
                    --------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((3.84)%)
                    -------------------------------------------------
                    MACHINERY - CONSTRUCTION & MINING ((0.98)%)
       (4,000,000)  JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19) (b)                   (4,120,000)
                                                                                                      ---------------------
                    MEDICAL - HOSPITALS ((0.96)%)
       (4,000,000)  Medcath Holdings, 9.875%, 07/15/12                                                         (4,060,000)
                                                                                                      ---------------------
                    METAL PROCESSORS & FABRICATION ((1.19)%)
       (5,000,000)  Ryerson Tull, Inc. Notes, 9.125%, 07/15/06 (b)                                             (5,000,000)
                                                                                                      ---------------------
                    RETAIL - AUTOMOBILE ((0.71)%)
       (3,000,000)  Sonic Automotive, Inc., 8.625%, 08/15/13 (b)                                               (2,973,750)
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(15,615,758))                        (16,153,750)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(15,615,758))                               (16,153,750)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 87.69%                     369,035,308
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 12.31%                                                 51,788,731
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                   $      420,824,039
                                                                                                      =====================

*    Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $3,241,376 which represented 0.77% of net assets at June 30,2006.
**   Variable rate security. The rate shown is that in effect at June 30,2006.
(a)  Security is in default.
(b)  Non-income producing security

     The preceding notes are an integral part of these financial statements.  17

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006

--------------------------------------------------------------------------------

CREDIT SWAPS


                                                           INTEREST   MATURITY      NOTIONAL   UNREALIZED  UNREALIZED     % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION                    RATE       DATE         AMOUNT       GAIN        LOSS         ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
BEAR STEARNS
   Equifax, Inc., 6.90%, 07/01/28                            0.70     10/10/07     10,000,000  $     --    $   (81,605)    (0.02)
   National Rural Utilities Cooperative Finance Corp.,
      7.25%, 03/01/12                                        2.75     08/15/07      5,000,000        --       (149,187)    (0.04)
JP MORGAN
    The Sherwin-Williams Co.,                                0.67     03/20/11     10,000,000        --        (27,357)    (0.01)
MERRILL LYNCH
   Avnet, Inc., 8.00%, 11/15/06                              5.15     10/02/07      5,000,000        --       (302,006)    (0.07)
   Bank of America Corp., 4.88%, 12/01/06                    1.35     01/16/07      5,000,000        --        (35,478)    (0.01)
   Borgwarner, Inc., 6.50%, 02/15/09                         1.45     09/25/06      5,000,000        --        (16,560)    (0.00)
   Centex Corp., 8.75%, 03/01/07                             1.18     06/20/07      5,000,000        --        (49,490)    (0.01)
   CVS Corp., 5.63%, 03/15/06                                1.15     10/09/07      5,000,000        --        (67,118)    (0.02)
   Danaher Corp., 0.00%, 01/22/21                            0.70     07/31/07      5,000,000        --        (34,273)    (0.01)
   Darden Restaurants, Inc., 6.38%, 02/01/06                 0.70     09/22/06     10,000,000        --        (15,873)    (0.00)
   Eastman Kodak Co., 6.38%, 06/15/06                        1.03     09/24/06     10,000,000        --         (6,657)    (0.00)
   National Rural Utilities Cooperative Finance Corp.,
      5.75%, 11/01/08                                        2.00     10/03/07      5,000,000        --       (119,260)    (0.03)
   Republic of Korea, 8.88%, 04/15/08                        1.33     09/25/06     10,000,000        --        (29,543)    (0.01)
   Textron, Inc., 6.38%, 11/15/08                            1.48     10/10/07      5,000,000        --        (86,213)    (0.02)
   The Boeing Co., 7.95%, 08/15/24                           0.82     09/25/06     10,000,000        --        (18,824)    (0.00)
   The PMI Group, Inc., 2.50%, 07/15/21                      1.55     09/24/07      5,000,000        --        (85,688)    (0.02)
   The Sherwin-Williams Co., 6.85%, 02/01/07                 0.90     02/05/07     10,000,000        --        (46,950)    (0.01)
   Tyson Foods Inc., 8.25% 10/01/2011                        1.20     03/20/11     10,000,000        --       (110,272)    (0.03)
                                                                                               -------------------------------------


Total Credit Swaps                                                                             $     --    $(1,282,354)    (0.30)%
                                                                                               ========    ===========     =======

    The preceding notes are an integral part of these financial statements.   18

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


                                                       JUNE, 30 2006
INVESTMENTS IN SECURITIES-BY TYPE              PERCENTAGE OF NET ASSETS (%)
---------------------------------              ----------------------------
CORPORATE BONDS                                           28.10%
COMMON STOCK                                              17.93
REPURCHASE AGREEMENT                                      16.15
BANK LOANS                                                11.63
LIQUIDATING BONDS                                          7.57
PREFERRED STOCKS                                           5.08
FLOATING RATE NOTES                                        1.18
PROMISSORY NOTES                                           0.05


Proxy Voting :
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.

    The preceding notes are an integral part of these financial statements.   19

                             UBS WILLOW FUND, L.L.C.
                             -----------------------
                          RENEWAL OF ADVISORY CONTRACT
                          ----------------------------

         The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on February 8, 2006. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

         The Independent Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Independent Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Independent Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Independent Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Independent Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

         The Independent Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Independent Directors noted that the Fund's performance was lower than the median performance of its Comparable Funds, although equal to or higher than that of three of its seven Comparable Funds. The Directors also considered the performance of the Fund in light of its conservative investment philosophy. The Independent Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was higher than the median volatility of its Comparable Funds but less than that of two of its seven Comparable Funds.

          The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was equal to the lowest management fee being charged to its Comparable Funds, and the incentive fee being charged to the Fund was equal to that of all of its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was at the median of the management fees being charged but also was the next to lowest management fee for such other UBS alternative products, and that the Fund's incentive fee was generally equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged by the Adviser to any single-manager fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

         The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Independent Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Willow Fund L.L.C.
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         ----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date      September 6, 2006
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         ----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date      September 6, 2006
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         ----------------------------------------------------
                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date      September 6, 2006
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.